Financial Risk Management (Details 2) - Sensitivity analysis of foreign currency risk [Member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
1% of depreciation of Taiwan dollar against USD, EUR and JPY	$ 280,968	$ 401,217
1% of appreciation of Taiwan dollar against USD, EUR and JPY	$ (280,968)	$ (401,217)